Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

On September 8, 2026, the Compensation Committee of the Company adopted the 2026 Equity Incentive Plan of Samfine Creation Holdings Group Limited (the “Plan”), reserving a total of 600,000 Class A ordinary shares for issuance. Concurrently, the Company granted an aggregate of 160,000 Class A ordinary shares under the Plan as unrestricted stock awards to certain eligible individuals (including 100,000 shares to Cheng Kwan Hung and 60,000 shares to Ho Chris Yeung) in consideration for past services. September 8, 2026 serves as the grant date for the awards under the Plan, and the related stock-based compensation expense is recognized in accordance with ASC Topic 718. As of the date of these financial statements, the issuance of the underlying Class A ordinary shares remains pending, subject to the completion of the necessary administrative and broker-assisted deposit procedures.

The Company evaluates all events and transactions that occurred after June 30, 2026 and up through September 29, 2026. Other than the event disclosed elsewhere in the unaudited interim condensed consolidated financial statements, there is no other material subsequent event occurred that would require recognition or disclosure in the Company’s unaudited interim condensed consolidated financial statements.